Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,965,000
Previously Paid Amount	0.00
Total Fee Amount	271.37
Total Offset Amount	0.00
Net Fee	271.37
Narrative - Max Aggregate Offering Price	$ 1,965,000
Final Prospectus	true